Document and Entity Information	May 11, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2021
Entity Registrant Name	LOEWS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-06541
Entity Tax Identification Number	13-2646102
Entity Address, Address Line One	667 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065-8087
City Area Code	212
Local Phone Number	521-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000060086
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	L
Security Exchange Name	NYSE